CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2021
Cash and cash equivalents [abstract]
CASH AND CASH EQUIVALENTS	NOTE 4: CASH AND CASH EQUIVALENTS

	December 31,
	2021	2020
Cash for immediate withdrawal	$15,471	$15,457
Cash equivalents—short-term deposits	1,450	1,504
Total	$16,921	$16,961